Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash		$ 15
Total current assets		15
Total assets		15
Current liabilities:
Accounts payable	$ 93,877	46,168
Total current liabilities	93,877	46,168
Long term liabilities:
Note payable - shareholder	36,662	27,578
Note payable - other	34,541	34,541
Total long term liabilities	71,203	62,119
Total liabilities	$ 165,080	$ 108,287
Stockholders' equity (deficit)
Preferred stock value
Common stock value	$ 1,470	$ 1,470
Additional paid-in capital	58,941	58,941
Accumulated deficit	(225,491)	(168,683)
Total stockholders' equity (deficit)	$ (165,080)	(108,272)
Total liabilities and stockholders' equity (deficit)		$ 15